SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 220,295	$ 889,533
Total	$ 220,295	$ 889,533